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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Virtus Investment Advisers, Inc.

Address:  100 Pearl Street, Hartford, CT 06103



Form 13F File Number: 028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin J. Carr

Title:  Senior Vice President and Clerk

Phone:  (860) 263-4791


Signature, Place and Date of Signing:

      /s/ Kevin J. Carr          Hartford, CT             May 15, 2012
   _______________________  _______________________  _______________________
         (Signature)             (City, State)               (Date)

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Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER:                       MANAGER:
---------------------  ----------------------------------------------------

     028-11020         Aberdeen Asset Management, Inc.

     028-14580         Euclid Advisors LLC

     028-01420         Duff & Phelps Investment Management Co.

     028-04529         Harris Investment Management, Inc., and its related
                       subsidiaries

     028-05792         Kayne Anderson Rudnick Investment Management, LLC

     028-01646         Sasco Capital, Inc.

     028-06450         Newfleet Asset Management, LLC

     028-04490         Vontobel Asset Management, Inc.

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                             Form 13F Summary Page


Report Summary:


        Number of Other Included Managers:       0
        Form 13F Information Table Entry Total:  7
        Form 13F Information Table Value Total:    $116,031 (thousands)

List of Other Included Managers:

NONE

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                                                     FORM 13F INFORMATION TABLE
                            REPORTING MANAGER: VIRTUS INVESTMENT ADVISERS, INC.
                                          FOR THE QUARTER ENDED: MARCH 31, 2012

COLUMN 1                      COLUMN 2     COLUMN 3  COLUMN 4 COLUMN 5                   COLUMN 6  COLUMN 7       COLUMN 8
--------                   --------------- --------- -------- ---------                 ---------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                                                                                            ---------------------
                                                              SHARES OR
                              TITLE OF                VALUE   PRINCIPAL                 INVESTMENT  OTHER     SOLE    SHARED NONE
NAME OF ISSUER                 CLASS        CUSIP    (X1000)   AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGER    (A)      (B)   (C)
--------------             --------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
SELECT SECTOR SPDR TR      SBI HEALTHCARE  81369Y209  16,833    447,555   SH               SOLE               447,555
SELECT SECTOR SPDR TR      SBI CONS STPLS  81369Y308  16,559    485,900   SH               SOLE               485,900
SELECT SECTOR SPDR TR      SBI CONS DISCR  81369Y407  16,558    367,218   SH               SOLE               367,218
SELECT SECTOR SPDR TR      SBI INT-FINL    81369Y605  16,504  1,044,877   SH               SOLE             1,044,877
SELECT SECTOR SPDR TR      SBI INT-INDS    81369Y704  16,561    442,627   SH               SOLE               442,627
SELECT SECTOR SPDR TR      TECHNOLOGY      81369Y803  16,417    544,341   SH               SOLE               544,341
SELECT SECTOR SPDR TR      SBI INT-UTILS   81369Y886  16,599    473,649   SH               SOLE               473,649